Tax Status	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The IRS has determined, and informed the Company by a letter dated February 6, 2023, that the Plan and related trust are designed in accordance with applicable sections of the IRC.  Although the Plan has been amended since receiving the determination letter, the Administrator and the Plan's tax counsel believe that the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC and that the related trust continues to be tax-exempt.  Therefore, no provision for income taxes has been included in the Plan's financial statements.  The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.  The Plan is no longer subject to income tax examinations for years prior to 2022.